Statutory Requirements and Dividend Restrictions - Statutory Net Income (Loss) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Bermuda
Effects of Reinsurance [Line Items]
Statutory net income (loss)	$ 345.2	$ (0.6)	$ 40.4
United Kingdom
Effects of Reinsurance [Line Items]
Statutory net income (loss)	68.1	69.7	50.7
Republic of Ireland
Effects of Reinsurance [Line Items]
Statutory net income (loss)	$ 19.3	$ (0.1)	$ 4.7